ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
May 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

DiamiR Biosciences Corp. (“DiamiR” or the “Company”) is a molecular diagnostic company focused on developing noninvasive tests for early detection and monitoring of Mild Cognitive Impairment, Alzheimer’s, Parkinson’s, other neurodegenerative diseases, and cancer. The proprietary technology developed at the Company is based on quantitative analysis of circulating organ-enriched microRNAs in plasma. Short-term objectives of the Company include the development of Lab-Developed tests (LDTs) under CLIA guidelines based on the identified miRNA signatures. The tests will be used for screening, patient stratification, as well as disease and treatment monitoring.

The Company was incorporated in Delaware on June 16, 2014 and primarily operates through its wholly-owned subsidiary, DiamiR, LLC, which was incorporated as a limited liability company in Delaware on September 17, 2009. In October 2014, the Company entered into a Share Exchange Agreement with DiamiR, LLC, pursuant to which the Company acquired 100% of the issued and outstanding units of DiamiR, LLC in exchange for 4,282,000 shares (100%) of the Company’s common stock (the “Share Exchange”), and DiamiR, LLC became a wholly-owned subsidiary of the Company. The Share Exchange was recognized as a combination of entities under common control as both DiamiR, LLC and the Company have been controlled before and after the transaction by the same shareholders.

The Company’s patent portfolio includes United States patents, issued between 2014 and 2021 and set to expire between 2030 and 2037, and certain foreign counterparts, in seven patent families.